Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Earnings Per Share [line items]
Outstanding shares	37,316,546	37,316,546		37,316,546	37,316,546
Diluted earnings per share (in Dollars per share) | (per share)	$ 28.48	$ 19.11	[1]	$ 0	$ 27.89
Basic earnings per share (in Dollars per share) | (per share)	$ 28.48	$ 19.11		$ 19.11	$ 27.9
Potentially dilutive instruments

[1]	The weighted average number of outstanding shares used to calculate basic earnings per share did not have any dilutive or potentially dilutive effect for the years ended December 31, 2025 and 2024; therefore, it was revised that for the year ended December 31, 2024 a diluted earnings per share of $0 was reported, which should have been equal to the basic earnings per share of $19.11.